Financial Assets and Financial Liabilities (Details) - Schedule of quantitative disclosures of the group’s unaudited financial instruments in the fair value measurement hierarchy - Unlisted Investment [Member]
¥ in Thousands
Jun. 30, 2022 CNY (¥)
Financial asset for which fair value is disclosed:
An unlisted investment measured at fair value through profit or loss	¥ 1,000
Level 1 of fair value hierarchy [member]
Financial asset for which fair value is disclosed:
An unlisted investment measured at fair value through profit or loss
Level 2 of fair value hierarchy [member]
Financial asset for which fair value is disclosed:
An unlisted investment measured at fair value through profit or loss	1,000
Level 3 of fair value hierarchy [member]
Financial asset for which fair value is disclosed:
An unlisted investment measured at fair value through profit or loss